Commitments and Contingencies (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 USD ($)	Dec. 30, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Mar. 19, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 29, 2019 USD ($) shares	Jan. 29, 2019 CNY (¥) shares
Commitments and Contingencies [Line Items]
Number of units delivered (in Shares) | shares									90,000	90,000
Total amount mining machines (in Yuan Renminbi) | ¥										¥ 453.6
Total approximately amount mining machines									$ 65.1
Defendant paid amount (in Yuan Renminbi) | ¥										380.0
Defendant approximately paid amount									54.5
Payment balance amount (in Yuan Renminbi) | ¥										¥ 73.6
Balance amount of approximately defendant paid amount									$ 10.6
Payment of goods (in Yuan Renminbi) | ¥		¥ 73.6
General claim amount				$ 116.8
Subordinated claim amounting				$ 16.6
Respondent sought relief amount is not yet fully determined	$ 3.0
Legal contingencies
Zhejiang Provisional Superior People’s Court [Member]
Commitments and Contingencies [Line Items]
Defendant paid amount (in Yuan Renminbi) | ¥								¥ 7.4
Collected							$ 1.1	¥ 7.4